OTHER NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019	Dec. 13, 2019	Sep. 26, 2019
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
Delta Air Lines Inc. compensation					$ 350,000
Quarterly installments payments		$ 25,000	$ 200,000
Sale receivable				$ 194,068
Accounts and financing receivable, after allowance for credit loss	$ 5,932
Accrued committed compensation	179,612
Compensation deferred income	132,467
Commercial accounts payable	$ 29,507